Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) [Abstract]
Basic and diluted loss per common share attributable to Versus Systems Inc. (in Dollars per share)	$ (0.13)	$ (0.08)	$ (0.28)	$ (0.94)
Weighted average common shares outstanding (in Shares)	20,710,853	13,832,813	18,975,776	13,076,747